CONSOLIDATED STATEMENTS OF OPERATIONS - 10Q - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues, net	$ 24,361,713	$ 25,592,154
Cost of revenues	19,145,257	19,954,697
Gross profit	5,216,456	5,637,457
Operating expenses:
General and administrative expenses	10,243,023	9,201,682
Research and development	113,906	191,930
Total operating expenses	10,356,929	9,393,612
Loss from operations	(5,140,473)	(3,756,155)
Other income (expenses)
Interest expense	(998,870)	(608,961)
Other income	43,200	32,719
Total other income (expenses)	(955,670)	(576,242)
Loss before income tax	(6,096,143)	(4,332,397)
Income tax	(327,000)	(332,837)
Net loss	$ (5,769,143)	$ (3,999,560)
Weighted average shares outstanding:
Basic (in shares)	24,901,733	22,879,056
Diluted (in shares)	24,901,733	22,879,056
Earnings Per Share, Basic [Abstract]
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.17)
Earnings Per Share, Diluted [Abstract]
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.17)